Changes In Credit Loss Component Of The Impairment Loss Of Debt Securities For Other-Than-Temporary Impairment Recognized In Earnings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities [Abstract]
Balance of credit related OTTI, beginning of period	$ 112,886	$ 115,759	$ 114,514	$ 117,003	$ 117,003	$ 119,809	$ 121,033
Initial credit impairments					0	0	0
Subsequent credit impairments					0	0	0
Accretion of credit loss impairment due to an increase in expected cash flows	(814)	(623)	(2,442)	(1,867)	(2,489)	(2,806)	(1,224)
Balance of credit related OTTI, end of period	$ 112,072	$ 115,136	$ 112,072	$ 115,136	$ 114,514	$ 117,003	$ 119,809